(PHOTO)
                           ELIZABETH R. BRAMWELL, CFA
                                 President and
                            Chief Investment Officer

            A Diversified Portfolio Seeking Long-Term Capital Growth

                                    BRAMWELL
                                  GROWTH FUND

                                   OBJECTIVE:
        Long-term capital growth through equity investment in companies that are positioned to benefit from research, product development and plant or market expansion

                    COMPARATIVE INVESTMENT RETURNS (5/31/00)
--------------------------------------------------------------------------------
                          One           Three          Five           Since
                         Year           Years          Years      Inception<F1>
--------------------------------------------------------------------------------
GROWTH FUND              24.64%         26.34%         24.31%         23.79%
S&P 500/R Stock Index    10.48          20.45          23.77          23.76

                           MORNINGSTAR OVERALL RATING
                                   (4 STARS)

<F1> From August 1, 1994. The annual expense ratio of the Growth Fund is capped at 1.75% which favorably affected performance through June 30, 1997. Returns for the Fund include the reinvestment of all dividends and are net of expenses. Returns for periods greater than one year are compound average annual rates of return. Past performance is not predictive of future results. Investment returns and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The S&P 500/R Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large-market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

     Morningstar proprietary ratings reflect historical risk-adjusted performance as of 5/31/00 and are subject to change every month. Ratings are calculated from the Fund's 3-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. The Fund received 4 stars for the 3- and 5-year periods. The Fund was rated out of 3,627 and 2,308 domestic equity funds for the 3- and 5-year periods. The top ten percent of the funds in its broad asset class receive 5 stars and the next 22.5% receive 4 stars.

                                     (LOGO)
                                    Bramwell
                                     Funds
                  745 Fifth Avenue - New York, New York 10151

                                 1-800-BRAMCAP
                                 1-800-272-6227
                                www.bramwell.com

       This report is authorized for use only if accompanied or preceded by an effective Bramwell Funds prospectus.

                             Bramwell Growth Funds
--------------------------------------------------------------------------------
                           PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------
                                 March 31, 2000

                                   VALUATIONS


                              BRAMWELL GROWTH FUND

                         P/E RATIO           GROWTH RATE     P/E TO GROWTH
--------------------------------------------------------------------------------
2000E P/E                   38.1X               25.9%              147%
2001E P/E                   30.6                24.3               126
--------------------------------------------------------------------------------


                             S&P 500/R STOCK INDEX

                         P/E RATIO           GROWTH RATE     P/E TO GROWTH
--------------------------------------------------------------------------------
2000E P/E                   26.1X               10.0%              261%
2001E P/E                   22.6                10.0               226
--------------------------------------------------------------------------------


                             MARKET CAPITALIZATIONS
--------------------------------------------------------------------------------
Median (weighted)        $  25.9 billion     Median (weighted)   $  94.4 billion
Average (weighted)         106.1 billion     Average (weighted)    155.7 billion
--------------------------------------------------------------------------------


                                DISTRIBUTION OF
                             MARKET CAPITALIZATIONS

MKT CAP ($M)              # ISSUES            % ISSUES        % PORTFOLIO
--------------------------------------------------------------------------------
1-1,000                     13                  13.4%                4.5%
1,000-5,000                 11                  11.4                 5.5
5,000-25,000                32                  33.0                38.1
25,000-50,000               14                  14.4                14.7
50,000+                     27                  27.8                37.2
--------------------------------------------------------------------------------
                            97                 100.0%              100.0%
--------------------------------------------------------------------------------


MKT CAP ($M)              # ISSUES            % ISSUES        % PORTFOLIO
--------------------------------------------------------------------------------
1-1,000                     20                   4.0%                0.1%
1,000-5,000                165                  33.0                 3.9
5,000-25,000               209                  41.8                18.3
25,000-50,000               41                   8.2                11.0
50,000+                     65                  13.0                66.7
--------------------------------------------------------------------------------
                           500                 100.0%              100.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                                 March 31, 2000

                             MAJOR INDUSTRY SECTORS
                                 AS % OF ASSETS
                    Retailing.........................19.3%
                    Information Processing............18.9
                    Communications....................11.3
                    Electronics.......................10.1
                    Industrial Products................7.0
                    Financial Services.................6.8
                    Healthcare........................6.4
                    Employee Staffing..................3.5
                    Entertainment/Leisure Time.........3.1
                    Testing & Measurement..............2.8


                             MAJOR EQUITY HOLDINGS
                                 AS % OF ASSETS
                    Computer Sciences..................4.4%
                    Home Depot.........................3.6
                    General Electric...................3.4
                    Tiffany............................3.3
                    Kohl's.............................3.2
                    Intel..............................3.2
                    Cisco..............................2.8
                    Nortel Networks....................2.8
                    Applied Materials..................2.6
                    Walgreen...........................2.6

                                     (LOGO)
                                    Bramwell
                                     Funds
                  745 Fifth Avenue - New York, New York 10151

                                 1-800-BRAMCAP
                                 1-800-272-6227
                                www.bramwell.com

                                                                            NEW!

                                    (PHOTO)
                           ELIZABETH R. BRAMWELL, CFA
                                 President and
                            Chief Investment Officer

                A Non-Diversified Portfolio of Companies Chosen
                    for Their Above Average Growth Prospects

                                    BRAMWELL
                                   FOCUS FUND

                                   OBJECTIVE:
                      Seeks long-term capital appreciation

                    COMPARATIVE INVESTMENT RETURNS (5/31/00)
--------------------------------------------------------------------------------
                                                                      Since
                                                                  Inception<F1>
--------------------------------------------------------------------------------
FOCUS FUND                                                            17.10%
S&P 500/R Stock Index                                                  5.00


<F1> From October 31, 1999. The annual expense ratio of the Focus Fund is capped at 1.75% which favorably affected performance to date. Returns for the Fund include the reinvestment of all dividends and are net of expenses. Past performance is not predictive of future results. Investment returns and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The S&P 500/R Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large-market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

                                     (LOGO)
                                    Bramwell
                                     Funds
                  745 Fifth Avenue - New York, New York 10151

                                 1-800-BRAMCAP
                                 1-800-272-6227
                                www.bramwell.com

       This report is authorized for use only if accompanied or preceded by an effective Bramwell Funds prospectus.

                              Bramwell Focus Funds
--------------------------------------------------------------------------------
                           PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------
                                 March 31, 2000

                                   VALUATIONS


                              BRAMWELL FOCUS FUND

                         P/E RATIO           GROWTH RATE     P/E TO GROWTH
--------------------------------------------------------------------------------
2000E P/E                   36.0X               27.4%              132%
2001E P/E                   29.8                20.7               144
--------------------------------------------------------------------------------


                             S&P 500/R STOCK INDEX

                         P/E RATIO           GROWTH RATE     P/E TO GROWTH
--------------------------------------------------------------------------------
2000E P/E                   26.1X               10.0%              261%
2001E P/E                   22.6                10.0               226
--------------------------------------------------------------------------------


                             MARKET CAPITALIZATIONS
--------------------------------------------------------------------------------
Median (weighted)        $  14.0 billion     Median (weighted)   $  94.4 billion
Average (weighted)          29.0 billion     Average (weighted)    155.7 billion
--------------------------------------------------------------------------------


                                DISTRIBUTION OF
                             MARKET CAPITALIZATIONS

MKT CAP ($M)              # ISSUES            % ISSUES        % PORTFOLIO
--------------------------------------------------------------------------------
1-1,000                      2                   7.1%                7.7%
1,000-5,000                  3                  10.7                 5.5
5,000-25,000                13                  46.4                48.5
25,000-50,000                5                  17.9                20.3
50,000+                      5                  17.9                18.0
--------------------------------------------------------------------------------
                            28                 100.0%              100.0%
--------------------------------------------------------------------------------


MKT CAP ($M)              # ISSUES            % ISSUES        % PORTFOLIO
--------------------------------------------------------------------------------
1-1,000                     20                   4.0%                0.1%
1,000-5,000                165                  33.0                 3.9
5,000-25,000               209                  41.8                18.3
25,000-50,000               41                   8.2                11.0
50,000+                     65                  13.0                66.7
--------------------------------------------------------------------------------
                           500                 100.0%              100.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                                 March 31, 2000

                             MAJOR INDUSTRY SECTORS
                                 AS % OF ASSETS
                    Electronics.......................22.4%
                    Information Processing............16.2
                    Communications....................14.3


                             MAJOR EQUITY HOLDINGS
                                 AS % OF ASSETS
                    Computer Sciences..................7.5%
                    Molex..............................6.7
                    Jabil Circuits.....................5.9
                    Tiffany............................5.7
                    Analog Devices.....................5.5

                                     (LOGO)
                                    Bramwell
                                     Funds
                 745 Fifth Avenue - New York, New York 10151

                                 1-800-BRAMCAP
                                 1-800-272-6227
                                www.bramwell.com